Earnings (Loss) Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Net earnings	$ 284.3	$ 210.0
Weighted average number of common shares outstanding (in shares)	408,165	395,509
Basic earnings per share (in dollars per share)	$ 0.70	$ 0.53
Dilutive effect of potential common share equivalents (in shares)	2,381	2,560
Diluted weighted average number of common shares outstanding (in shares)	410,546	398,069
Diluted earnings per share (in dollars per share)	$ 0.69	$ 0.53
Stock options		4